Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated (Deficit) Equity	Accumulated Other Comprehensive Gain (Loss)
Beginning balance at Mar. 31, 2017	$ (212.2)	$ 229.1	$ 173.8	$ (612.9)	$ (2.2)
Net income	146.1			146.1
Other comprehensive loss	0.9				0.9
Stock-based compensation	11.1	0.4	11.6	(0.9)
Equity awards exercised	0.2		0.2
Dividends declared	(167.6)			(167.6)
Ending balance at Mar. 31, 2018	(221.5)	229.5	185.6	(635.3)	(1.3)
Net income	228.8			228.8
Other comprehensive loss	(29.0)				(29.0)
Stock-based compensation	12.5	0.5	12.0	0.0
Dividends declared	(176.7)			(176.7)
Ending balance at Mar. 31, 2019	974.4	230.0	197.6	577.1	(30.3)
Net income	241.5			241.5
Other comprehensive loss	(31.8)				(31.8)
Stock-based compensation	10.3	0.6	9.7
Dividends declared	(159.3)			(159.3)
Ending balance at Mar. 31, 2020	$ 1,035.3	$ 230.6	$ 207.3	$ 659.5	$ (62.1)